CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Net loss for the period	$ (4,347,337)	$ (4,119,566)	$ (7,160,950)	$ (7,326,663)
Items that may be reclassified subsequently to the consolidated statement of operations
Unrealized gain (loss) on marketable securities (Note 5)	18,603	(164,468)	54,973	(243,918)
Other comprehensive income (loss)	18,603	(164,468)	54,973	(243,918)
Comprehensive loss for the period	$ (4,328,734)	$ (4,284,034)	$ (7,105,977)	$ (7,570,581)